Related parties (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]

	Assets		Liabilities		Sales (purchases), net
	06/30/2026	12/31/2025	06/30/2026	12/31/2025	06/30/2026	06/30/2025
Transactions with majority shareholders
Suzano Holding S.A.	41		(1,674)	(412,146)	48	(543)
Controller			(893)	(219,817)
Related persons			(146)	(36,053)
Alden Fundo de Investimento em Ações			(124)	(30,444)
	41		(2,837)	(698,460)	48	(543)

Transactions with companies of the Suzano Group and other related parties
Management	908	914			907	256
Bexma Participações Ltda.	14	6			10	4
Naman Capital Ltda.	35				28	4
Civelec Participações Ltda.	1,930	2,895
Fundação Arymax	16	5			12	3
Ibema Companhia Brasileira de Papel (1)	59,219	68,209	(50)	(658)	70,926	102,103
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	2	2			(2,470)	(3,736)
IPLF Holding S.A.	1				1	3
Mabex Representações e Participações Ltda.			(726)	(16)	(2,216)	(1,007)
Nemonorte Imóveis e Participações Ltda.	1		(15)	(7)	(221)	(75)
Woodspin Oy					(321)	580
	62,126	72,031	(791)	(681)	66,656	98,135
	62,167	72,031	(3,628)	(699,141)	66,704	97,592

Assets
Trade accounts receivable (Note 11)	59,219	68,209
Other assets	2,948	3,822
Liabilities
Trade accounts payable (Note 21)			(791)	(681)
Dividends payable			(2,837)	(698,460)
	62,167	72,031	(3,628)	(699,141)

(1)Refers mainly to the sale of pulp.

Disclosure of information about key management personnel [text block]
Expenses related to the compensation of key management personnel, which include the Board of Directors, Fiscal Council and Board of Statutory Executive Officers, recognized in the statement of income for the period, are set out below:

	06/30/2026	06/30/2025
Short-term benefits
Salary or compensation	15,576	21,464
Direct and indirect benefits	745	524
Bonus	7,505	15,751
	23,826	37,739
Long-term benefits
Share-based compensation plan	14,791	35,845
	14,791	35,845
Payroll charges
Payroll charges	9,622	32,688
	9,622	32,688

	48,239	106,272